VARIABLE INTEREST ENTITIES (Tables)	9 Months Ended
Sep. 30, 2025
Variable Interest Entity, Measure of Activity [Abstract]
Schedule of Variable Interest Entities
The table below presents the carrying value and classification of the assets and liabilities of VIEs consolidated within the Condensed Consolidated Balance Sheets, after elimination of intercompany balances:

	September 30, 2025		December 31, 2024
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
Offshore Solana Fund	$12,151	$—	$17,811	$4
Figure REIT	62,353	43,861	121,817	103,556
Figure Certificate Company	22,612	21,998	—	—
Total	$97,116	$65,859	$139,628	$103,560
The following table summarizes the aggregate risk characteristics of the unconsolidated VIEs and the Company’s maximum exposure to loss at September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
UPB of securitization collateral	$4,595,629	$2,785,341
Weighted average delinquency(A)	0.7%	0.4%
Face amount of debt held by third parties	$4,165,312	$2,586,297
Maximum exposure(B)	$299,322	$201,512
__________________
(A)Represents the percentage of the UPB that is 60+ days delinquent.
(B)Primarily represents the aggregate fair value of the Company’s investments in marketable securities and the servicing assets associated with underlying collateral of the securitizations. In certain cases, the Company is obligated to fund securitization reserve accounts. See Note 10 for further discussion regarding the Company’s reserve account funding obligations.
The table below presents the carrying value and classification of the assets and liabilities of consolidated VIEs on the Consolidated Balance Sheets:

	December 31, 2024			December 31, 2023
	Offshore Solana Fund	Figure REIT	Total	Figure REIT	Total
Total assets(A)	$17,811	$121,817	$139,628	$67,264	$67,264
Total liabilities(A)	4	103,556	103,560	55,344	55,344
__________________
(A)Intercompany balances have been eliminated.
The following table summarizes the aggregate risk characteristics of the unconsolidated VIEs and the Company’s maximum exposure to loss at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
UPB of securitization collateral	$2,785,341	$716,986
Weighted average delinquency(A)	0.4%	0.4%
Face amount of debt held by third parties	$2,586,297	$632,602
Maximum exposure(B)	$201,512	$43,333
__________________
(A)Represents the percentage of the UPB that is 60+ days delinquent.
(B)Primarily represents the aggregate fair value of the Company’s investments in marketable securities and the servicing assets associated with underlying collateral of the securitizations. In certain cases, the Company is obligated to fund securitization reserve accounts. See Note 9 for further discussion regarding the Company’s reserve account funding obligations.